Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	35.00
Maximum Aggregate Offering Price	$ 105,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,500.50
Offering Note	(1) Consists of 3,000,000 shares of Common Stock, par value $0.01 per share ("Common Stock"), of Midera Food Processing, Inc. reserved for issuance pursuant to The Midera Food Processing, Inc. 2026 Long-Term Incentive Plan (the "2026 LTIP"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement shall be deemed to cover any additional shares of Common Stock to be offered or issued under the 2026 LTIP pursuant to terms that provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. (3) Average of the high and low prices reported for a share of Common Stock on The Nasdaq Stock Market on June 29, 2026.